Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 5,870		¥ 15,127
Accounts payable of consolidated VIE without recourse	617,022	$ 89,460	726,207
Deferred revenue of consolidated VIE without recourse	484,775	70,286	539,967
Accrued expenses and other current liabilities of consolidated VIE without recourse	797,504	115,627	911,050
Amount due to related parties of the consolidated VIE without recourse the Company	9,178	1,331	5,016
Operating lease liability current	88,352	12,810	162,950
Income tax payable of the consolidated VIE without recourse	68,765	9,970	125,773
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	26,483	3,840	44,802
Convertible senior notes-current	2,646,168	$ 383,658	0
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	509,042		635,635
Deferred revenue of consolidated VIE without recourse	469,076		519,237
Accrued expenses and other current liabilities of consolidated VIE without recourse	381,220		304,892
Amount due to related parties of the consolidated VIE without recourse the Company	9,178		5,016
Operating lease liability current	23,558		31,595
Income tax payable of the consolidated VIE without recourse	37,837		58,183
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	0		0
Convertible senior notes-current	¥ 0		¥ 0
Class A Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	348,891,334	348,891,334	343,142,810
Ordinary shares, shares outstanding | shares	296,606,870	296,606,870	314,836,418
Class B Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466